Schedule of equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 3,592,331	$ 3,426,182
Less: accumulated depreciation	(2,554,031)	(2,370,662)
Equipment, net	1,038,300	1,055,520
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	378,149	427,479
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	162,604	160,334
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total	153,408	306,218
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Total	2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Total	2,829,101	2,458,627
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	45,800	46,492
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Total	1,338	1,934
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	12,586	14,536
Air Conditioner [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,150	$ 8,367